Summary of Significant Accounting Policies (Details 1)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Year-end spot rate	1	1	1
Average rate	1	1	1
RMB [Member]
Year-end spot rate	6.8755	6.5062	6.9448
Average rate	6.6090	6.7568	6.6441